IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
Large Company Growth Portfolio
Investment Class Shares (DTLGX)
Institutional Class Shares (WLCGX)

Large Company Value Portfolio
Investment Class Shares (DTLVX)
Institutional Class Shares (WLCVX)

Small Company Growth Portfolio
Investment Class Shares (DTSGX)
Institutional Class Shares (WSMGX)

Small Company Value Portfolio
Investment Class Shares (DTSVX)
Institutional Class Shares (WSMVX)

Wilshire 5000® Index Fund
Investment Class Shares (WFIVX)
Institutional Class Shares (WINDX)

Wilshire International Equity Fund
Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Wilshire Income Opportunities Fund
Investment Class Shares (WIORX)
Institutional Class Shares (WIOPX)

each, a “Fund,” and together, the “Funds”

Supplement dated November 18, 2019 to
each Fund’s Summary Prospectus and to the Funds’ Statutory Prospectus
and Statement of Additional Information (“SAI”), each dated April 30, 2019

At its meeting on November 5, 2019, the Board of Directors of Wilshire Mutual Funds, Inc. (the “Company”) approved new service providers for the Company.

Effective November 25, 2019, the Legend in each Fund’s Summary Prospectus and Statutory Prospectus is revised to update the email address for shareholders to contact the Fund. The website where shareholders may find each Fund’s Prospectus and the phone number for shareholders to contact the Funds remain the same.

For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, shareholders may email wilfunds@wilshire.com.

Effective November 25, 2019, the Funds’ Prospectus and SAI are amended as follows.

Change in Principal Underwriter

Compass Distributors, LLC has replaced Ultimus Fund Distributors, LLC as the Company’s principal underwriter. Accordingly, all references in the Prospectus and SAI to “Ultimus Fund Distributors, LLC” and “Ultimus” are hereby deleted and replaced with references to “Compass Distributors, LLC” and “Compass,” respectively, and all references in the Prospectus to the “distributor” or “underwriter” are deemed to be references to Compass Distributors, LLC (“Compass”). Compass is a subsidiary of Foreside Financial Group, LLC. The address of Compass is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Changes in Administrator

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (“Fund Services”) has replaced Ultimus Fund Solutions, LLC as the Company’s administrator. Accordingly, all references in the SAI to “Ultimus Fund Solutions, LLC” and “Ultimus” are hereby deleted and replaced with references to “U.S. Bank Global Fund Services” and “Fund Services,” respectively, and all references in the SAI to the “administrator” are deemed to be references to U.S. Bank Global Fund Services. As administrator, Fund Services provides the Company with fund accounting services, administration services, and certain other services as may be required by the Company. The address of U.S. Bancorp Fund Services, LLC is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Changes in Custodian

U.S. Bank, National Association, an affiliate of Fund Services, has replaced Northern Trust Company as the Company’s custodian. Accordingly, all references in the SAI to “Northern Trust Company” and “Northern Trust” are hereby deleted and replaced with references to “U.S. Bank, National Association” and all references in the SAI to the “custodian” are deemed to be references to U.S. Bank, National Association. The address of U.S. Bank, National Association is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.